Summary of Significant Accounting Policies (Details) - Schedule of operations by business segment - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Net revenue
Total revenues, net	$ 4,284,114			$ 290
Cost of goods sold
Total cost of goods sold	370,064			58
Gross profit
Gross profit	3,914,050			232
Operating expenses
Total operating expenses	3,544,216	161,126	651,469	666,677
Income (loss) from operations
Income (loss) from operations	369,834	(161,126)	(651,469)	(666,445)
Dandelion teas [Member]
Net revenue
Total revenues, net	3,463,678
Water purifier [Member]
Net revenue
Total revenues, net	820,436			290
Dandelion teas [Member]
Cost of goods sold
Total cost of goods sold	273,847
Water purifier [Member]
Cost of goods sold
Total cost of goods sold	96,217			58
Dandelion teas [Member]
Gross profit
Gross profit	3,189,831
Water purifier [Member]
Gross profit
Gross profit	724,219			232
Dandelion teas [Member]
Operating expenses
Total operating expenses	2,970,809	141,270	576,417	578,990
Water purifier [Member]
Operating expenses
Total operating expenses	573,407	19,856	75,052	87,687
Dandelion teas [Member]
Income (loss) from operations
Income (loss) from operations	219,022	(141,270)	(576,417)	(578,990)
Water purifier [Member]
Income (loss) from operations
Income (loss) from operations	$ 150,812	$ (19,856)	$ (75,052)	$ (87,455)